United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-1540
                                   ---------------------

                                CIGNA Funds Group
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


  c/o CIGNA Investment Advisors, Inc., 280 Trumbull Street, Hartford, CT 06103
-------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)


Mark Butler, 2223 Washington Street, 3 Newton Executive Park,
Suite 200 Newton, MA  02462
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 860.757.7276
                                                    ------------------

Date of fiscal year end: 12/31
                         ---------


Date of reporting period: 1/1/2005 - 3/31/2005
                          -------------------------


Item 1. Schedule of Investments.


--------------------------------------------------------------------------------
Small Cap Growth/TimesSquare Fund

INVESTMENTS IN SECURITIES
March 31,  2005 (Unaudited)
                                                         NUMBER OF        VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 93.8%
AUTO & TRANSPORTATION - 1.8%
Gentex Corp.                                                60,000      $ 1,914
Overnite Corp.                                             115,000        3,679
P.A.M. Transportation Services, Inc. (a)                    56,700          975
Pacer International, Inc. (a)                              119,400        2,852
                                                                   -------------
                                                                          9,420
                                                                   -------------

CONSUMER DISCRETIONARY- 27.1%
Advance Auto Parts, Inc. (a)                               130,000        6,558
Advisory (The) Board Co. (a)                                90,000        3,933
Arbitron, Inc.                                              85,000        3,646
Beacon Roofing Supply, Inc. (a)                            118,300        2,589
CB Richard Ellis Group, Inc. (a)                           230,800        8,076
Central Garden and Pet Co. (a)                             150,000        6,579
ChoicePoint, Inc. (a)                                       87,400        3,506
Corinthian Colleges, Inc. (a)                              235,000        3,694
Corporate Executive Board Co.                              155,000        9,912
CoStar Group, Inc. (a)                                      67,400        2,484
Educate, Inc. (a)                                          200,000        2,774
Education Management Corp. (a)                             430,000       12,018
Entercom Communications Corp. (a)                          175,000        6,216
Getty Images, Inc. (a)                                     120,000        8,533
Herbalife Ltd. (a)                                         200,000        3,048
Hibbett Sporting Goods, Inc. (a)                            96,200        2,890
Kerzner International Ltd. (a)                              75,000        4,592
Marvel Enterprises, Inc. (a)                               240,000        4,800
Mobile Mini, Inc. (a)                                      140,000        5,657
NBTY, Inc. (a)                                             105,300        2,642
NuCo2, Inc. (a)                                             51,300        1,349
Radio One, Inc., Class D (a)                               250,000        3,687
Resources Connection, Inc. (a)                             305,000        6,384
SCP Pool Corp.                                             273,212        8,705
Tempur-Pedic International, Inc. (a)                       175,000        3,265
West Corp. (a)                                             225,500        7,216
Wright Express Corp. (a)                                   231,000        3,950
                                                                   -------------
                                                                        138,703
                                                                   -------------

CONSUMER STAPLES - 0.9%
United Natural Foods, Inc. (a)                             161,900        4,635
                                                                   -------------

ENERGY - 7.0%
Denbury Resources, Inc. (a)                                172,000        6,060
Houston Exploration Co.                                     49,900        2,842
Hydril Co. (a)                                              43,900        2,564
Patina Oil & Gas Corp.                                      65,000        2,600
Patterson-UTI Energy, Inc.                                 190,000        4,754
Pioneer Drilling Co. (a)                                   104,600        1,440
Quicksilver Resources, Inc. (a)                            110,000        5,360
Todco Class A (a)                                          170,500        4,406
Universal Compression Holdings, Inc. (a)                   160,000        6,059
                                                                   -------------
                                                                         36,085
                                                                   -------------

                                                        NUMBER OF         VALUE
                                                           SHARES         (000)
--------------------------------------------------------------------------------
 FINANCIAL SERVICES - 18.9%
 Alliance Data Systems Corp. (a)                           400,000     $ 16,160
 Assured Guaranty Ltd.                                     225,000        4,039
 CapitalSource, Inc. (a)                                   400,000        9,200
 Cohen & Steers, Inc.                                      220,000        3,630
 Fair Isaac & Co.                                          140,000        4,822
 Global Payments, Inc.                                     165,000       10,641
 Henry (Jack) & Associates, Inc.                           310,000        5,577
 Investors Financial Services Corp.                        270,000       13,206
 Jackson Hewitt Tax Services, Inc.                         145,000        3,033
 Jefferies Group, Inc.                                     135,000        5,087
 Markel Corp. (a)                                           23,000        7,940
 Portfolio Recovery Associates, Inc. (a)                    85,100        2,896
 Primus Guaranty Ltd. (a)                                  270,000        3,518
 Signature Bank (a)                                         43,100        1,143
 UCBH Holdings, Inc.                                        95,500        3,810
 Wintrust Financial Corp.                                   42,000        1,978
                                                                   -------------
                                                                         96,680
                                                                   -------------

 HEALTH CARE - 15.5%
 Bio-Rad Laboratories, Inc. Class A (a)                    100,000        4,871
 DaVita, Inc. (a)                                          369,974       15,483
 DJ Orthopedics, Inc. (a)                                  140,700        3,525
 Ligand Pharmaceuticals, Inc., Class B (a)                 107,600          617
 Lincare Holdings, Inc. (a)                                 92,000        4,069
 Magellan Health Services, Inc. (a)                        143,600        4,890
 Mettler-Toledo International, Inc. (a)                     81,600        3,876
 Molina Healthcare, Inc. (a)                                 9,800          452
 NDCHealth Corp. (a)                                       140,000        2,237
 Pediatrix Medical Group, Inc. (a)                         110,000        7,545
 PolyMedica Corp.                                          125,000        3,970
 Radiation Therapy Services, Inc. (a)                      247,900        4,705
 Respironics, Inc. (a)                                      90,000        5,244
 Stericycle, Inc. (a)                                      165,000        7,293
 Taro Pharmaceuticals Industries (a)                       126,000        3,977
 VCA Antech, Inc. (a)                                      330,000        6,676
                                                                   -------------
                                                                         79,430
                                                                   -------------

 MATERIALS & PROCESSING - 1.1%
 Martin Marietta Materials, Inc.                           100,000        5,592
                                                                   -------------

 PRODUCER DURABLES - 5.0%
 CLARCOR, Inc.                                              50,000        2,598
 Cognex Corp.                                              115,000        2,861
 Orbital Sciences Corp. (a)                                400,000        3,872
 Photon Dynamics, Inc. (a)                                 210,000        4,003
 Premiere Global Services, Inc. (a)                        300,000        3,396
 Ritchie Bros. Auctioneers, Inc.                            50,000        1,580
 Spectrasite, Inc. (a)                                     125,000        7,246
                                                                   -------------
                                                                         25,556
                                                                   -------------

--------------------------------------------------------------------------------
Small Cap Growth/TimesSquare Fund

INVESTMENTS IN SECURITIES  continued
March 31,  2005 (Unaudited)
                                                         NUMBER OF        VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS continued
TECHNOLOGY - 16.5%
Altiris, Inc. (a)                                           93,700      $ 2,235
Alvarion Ltd. (a)                                          200,000        1,918
American Reprographics Co. (a)                             160,000        2,296
Anteon International Corp. (a)                             122,000        4,749
aQuantive, Inc. (a)                                        172,700        1,912
Avocent Corp. (a)                                           60,000        1,540
Business Objects SA (a)                                     75,000        2,017
CSG Systems International, Inc. (a)                        175,000        2,851
Cymer, Inc. (a)                                            155,000        4,149
Embarcadero Technologies, Inc. (a)                         283,000        1,865
Filenet Corp. (a)                                          120,700        2,750
Formfactor, Inc. (a)                                       130,000        2,943
Informatica Corp. (a)                                      553,900        4,581
Integrated Circuit Systems, Inc. (a)                       200,000        3,824
j2 Global Communications, Inc. (a)                         100,000        3,431
Littelfuse, Inc. (a)                                       100,000        2,865
Macromedia, Inc. (a)                                       165,700        5,551
Microsemi Corp. (a)                                        310,000        5,050
Microtune, Inc. (a)                                        300,000        1,293
MTC Technologies, Inc. (a)                                  86,700        2,818
National Instruments Corp.                                  55,000        1,488
Netflix, Inc. (a)                                          225,000        2,441
Power Integrations, Inc. (a)                                95,000        1,984
SafeNet, Inc. (a)                                           90,000        2,638
Sapient Corp. (a)                                          400,000        2,938
Semtech Corp. (a)                                          190,000        3,395
Serena Software, Inc. (a)                                  173,000        4,110
SI International, Inc. (a)                                 129,400        3,575
Wind River Systems, Inc. (a)                               100,000        1,508
                                                                   -------------
                                                                         84,715
                                                                   -------------

TOTAL COMMON STOCKS
     (Cost $419,630)                                                    480,816
                                                                   -------------


                                                         PRINCIPAL
                                                              (000)
                                                     -------------
SHORT-TERM OBLIGATION - 5.3%
REPURCHASE AGREEMENT
     Repurchase agreement with State Street Bank
     entered into on 3/31/05 at 1.75%, maturing 4/1/05
     at $27,035,314 (collateralized by U.S. Treasury
     Note, 5.25%, due 11/15/2028 with face value
     of $25,765,000 and a value of $27,577,542)

     (Cost - $27,034)                                   27,034,000       27,034
                                                                   -------------



TOTAL INVESTMENTS IN SECURITIES - 99.1%
     (Total Cost $446,664) (b)                                          507,850
Cash and Other Assets, Less Liabilities - 0.1%                            4,698
                                                                   -------------

NET ASSETS - 100.0%                                                    $512,548
                                                                   =============

 NOTES TO INVESTMENTS IN SECURITIES
 (a) Non-income producing security.
     Tax Information
 (b)At March 31,  2005, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $448,413,698, was as follows:
    Aggregate gross unrealized appreciation for all
    investments in which there was an excess of value
    over tax cost                                                  $ 78,919,258
    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value                                                 (19,482,459)
                                                                  --------------
    Unrealized appreciation - net                                  $ 59,436,799
                                                                  ==============

 -------------------------------------------------------------------------------

 Ten Largest Positions (Unaudited)
                                                       Market           % of
                                                        Value            Net
                                                        (000)          Assets
 -------------------------------------------------------------------------------
 Alliance Data Systems Corp.                              $ 16,160      3.2%
 DaVita, Inc.                                               15,483       3.0
 Investors Financial Services Corp.                         13,206       2.6
 Education Management Corp.                                 12,018       2.3
 Global Payments, Inc.                                      10,641       2.1
 Corporate Executive Board Co.                               9,912       1.9
 CapitalSource, Inc. (a)                                     9,200       1.8
 SCP Pool Corp.                                              8,705       1.7
 Getty Images, Inc.                                          8,533       1.7
 CB Richard Ellis Group, Inc. (a)                            8,076       1.6
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------


 Long Term Securities by Industry (Unaudited)
                                                       Market           % of
                                                        Value            Net
                                                        (000)          Assets
 -------------------------------------------------------------------------------
 Auto & Transportation                                     $ 9,420      1.8%
 Consumer Discretionary                                    138,703      27.1
 Consumer Staples                                            4,635       0.9
 Energy                                                     36,085       7.0
 Financial Services                                         96,680      18.9
 Health Care                                                79,430      15.5
 Materials & Processing                                      5,592       1.1
 Producer Durables                                          25,556       5.0
 Technology                                                 84,715      16.5
                                                   -----------------------------
                                                           480,816      93.8%
                                                   -----------------------------
--------------------------------------------------------------------------------

Item 2. Controls and Procedures.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) CIGNA Funds Group
             ----------------------------


By (Signature and Title)* /s/ Jeffrey S. Winer, Vice President and Secretary
                          --------------------------------------------------


Date May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Jeffrey S. Winer
                          -----------------------------


Date  May 25, 2005
      ------------------


By (Signature and Title)* /s/ Jeffrey S. Winer, Vice President and Secretary
                          ------------------------------------------------------


Date May 25, 2005
     ------------------


* Print the name and title of each signing officer under his or her signature.